MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND         Two World Trade Center
LETTER TO THE SHAREHOLDERS December 31, 1998           New York, New York 10048


DEAR SHAREHOLDER:

The first half of 1998 saw a great deal of volatility and uncertainty as financial turmoil in Asia spread across the globe. However, the U.S. stock market recovered quickly, with the stocks of large American companies benefiting from the notion that they could provide a safe haven. This positive investor psychology was coupled with strong fundamental data, such as low inflation, strong employment figures and rising consumer confidence, which supported higher equity prices.

After soaring to a record high of 9,338 in July, the Dow Jones Industrial Average plunged nearly 1,800 points by the end of August. Several factors combined to drag down the price of stocks, including slowing profits, the persistent Asian contagion, Russia's debt default and devaluation of the ruble, the ongoing White House scandal, and the near-collapse of a major hedge fund, Long-Term Capital Management. The steadying influence of the "Goldilocks" economy -- an environment that is considered neither too hot nor too cold, allowing for economic expansion with low inflation -- pulled the market out of its summer slump.

In October, an unprecedented number of central banks around the world responded to a global contraction in the availability of credit by lowering interest rates in a series of impressive moves, indicating this action could continue into the first quarter of 1999. Countries as diverse as the United States and China, as well as all of the countries comprising the European Monetary Union, lowered rates across the board. More than 60 separate easing moves were recorded.

During the fourth quarter of 1998, the stock market regained much of the ground it had lost during the difficult summer months. By year-end, global economies had begun to stabilize. The powerful U.S. economy continued to be blessed by a substantial economic expansion with only moderate inflation and low levels of unemployment. For the full year, the Dow was up 18.16 percent and the Standard & Poor's 500 Composite Stock Price Index (S&P 500) was up 28.58 percent.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
LETTER TO THE SHAREHOLDERS December 31, 1998, continued

PERFORMANCE

Despite the ups and downs, 1998 was a noteworthy year for Morgan Stanley Dean Witter American Value Fund. The Fund outperformed both of its benchmarks, the S&P 500 and the Lipper Growth Funds Index.

For the fiscal year ended December 31, 1998, the Fund's Class A, B, C and D shares posted total returns of 31.78 percent, 31.07 percent, 30.78 percent and
32.12 percent, respectively. For the same period, the S&P 500 and the Lipper Growth Funds Index registered total returns of 28.58 percent and 25.69 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares for the 10-year period ended December 31, 1998, versus similar hypothetical investments in the issues that comprise the S&P 500 and the Lipper Growth Funds Index.

The Fund has been a Lipper leader for a decade. The Fund's Class B shares ranked #272 of 980 growth funds (top 28 percent) for the 12 months ended December 31, 1998, #264 of 585 funds (top 45 percent) for the three years ended December 31, 1998, #139 of 365 funds (top 38 percent) for the five years ended December 31, 1998 and #34 of 172 funds (top 20 percent) for the 10 years ended December 31, 1998. Lipper rankings are based on total return and do not take any sales charges into account.


THE PORTFOLIO

At the beginning of the year the Fund avoided industries and stocks with exposure to emerging markets and natural resource-dependent countries, areas where we anticipated weaker economic growth. Instead, the Fund was positioned for stronger economic growth in the United States and Europe. We emphasized domestic, consumer-oriented groups such as retailers, automobiles and housing-related stocks. As the weak growth outlook spread throughout the world, interest rates declined, benefiting U.S. consumer-oriented industries. The performance of these sectors was also aided by three major developments: the lowest unemployment level in 30 years, the highest real-wages in 30 years and the greatest net worth appreciation in the post-war era.

In the first half of the year the Fund had a large commitment to the more stable growth segments of technology: software (Microsoft), the Internet (America Online) and communications equipment (IBM). Given the positive secular trend of the aging of the U.S. population, health care remained a 10 to 15 percent commitment throughout the year. Financial holdings (Charles Schwab, Providian) were also of significance because of positive retirement and savings demographics as well as the interest-rate sensitivity of this group.

By mid-year it appeared the contagion afflicting emerging and natural-resource markets around the world would spread, even to developed countries. When Russia defaulted on its loan payments to European and

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
LETTER TO THE SHAREHOLDERS December 31, 1998, continued

American banks, credit conditions tightened at almost an unprecedented rate. In anticipation of a worsening outlook, the Fund became very defensively oriented. Technology and financial holdings were significantly reduced, while holdings in defensive food, beverage, utility and U.S. Treasury bonds were added. These portfolio adjustments enabled the Fund to weather the turbulent period between July and mid-October.

In mid-October, the U.S. monetary authorities took aggressive actions to ease monetary conditions. This was accompanied by monetary easings in 32 countries. In response to these moves, as well as more dramatic fiscal moves by the Japanese government, the Fund began to shift back to a more normal, growth-oriented position. Defensive issues were sold, including U.S. Treasuries. Financial groups such as banks, brokerages and life insurance companies were repurchased. Technology sectors purchased include semiconductors, capital equipment, Internet and computer companies, many of which had lagged for much of the year.


LOOKING AHEAD

The next year could see additional volatility. While things are beginning to stabilize in Asia, energy-related countries and Latin America are still undergoing significant dislocations. Developed economies are likely to decelerate. It is still uncertain what effect the Y2K computer problem may have on the global economy. On the positive side, further monetary and fiscal easing moves are expected around the world, which should provide strong support for the capital markets.

The Fund's Board of Trustees has approved a change of the Fund's name from Morgan Stanley Dean Witter American Value Fund to Morgan Stanley Dean Witter American Opportunities Fund. This change is expected to occur in April 1999. Be assured that only the name of the Fund will change; the management, investment objective and policies will remain the same.

We appreciate your support of Morgan Stanley Dean Witter American Value Fund and look forward to continuing to serve your investment needs and objectives.


Very truly yours,



/s/CHARLES A. FIUMEFREDDO
-------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
FUND PERFORMANCE December 31, 1998



                       FUND PERFORMANCE DECEMBER 31, 1998

                          GROWTH OF $10,000 - Class B


   DATE                  TOTAL           S&P 500          LIPPER
   ----                  -----           -------          ------
December 31,1988        $10,000          $10,000          $10,000
December 31,1989        $12,539          $13,164          $12,747
December 31,1990        $12,426          $12,756          $12,057
December 31,1991        $19,417          $16,635          $16,438
December 31,1992        $20,162          $17,901          $17,692
December 31,1993        $23,933          $19,703          $19,812
December 31,1994        $22,318          $19,962          $19,501
December 31,1995        $31,736          $23,457          $25,867
December 31,1996        $35,079          $33,759          $30,402
December 31,1997        $46,145          $45,017          $38,942
December 31,1998        $60,483 (3)      $57,881          $48,924

                -- Fund    -- S&P 500(4)     -- Lipper(5)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
                          ----------------------------


                  1 Year    5 Year      10 Year            From Inception
                  ------    ------      -------            --------------
Class B*
                 31.07(1)  20.37(1)     19.72(1)
                 26.07(2)  20.18(2)     19.72(2)
Class A+                                                     (7/28/97)
                 31.78(1)                                     27.82(1)
                 24.86(2)                                     23.08(2)
Class C++                                                    (7/28/98)
                 30.78(1)                                     26.88(1)
                 29.78(2)                                     26.88(2)
Class D#                                                     (7/28/97)
                 32.12(1)                                     28.16(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1998.
(4) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 * The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 +  The maximum front-end sales charge for Class A shares is 5.25%.
 ++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1998

    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -----------------
                    COMMON STOCKS (96.8%)
                    Advertising (0.4%)
  310,000           Interpublic Group of
                       Companies, Inc. ...................   $   24,722,500
                                                             --------------
                    Aerospace (0.5%)
  560,600           General Dynamics Corp. ...............       32,865,175
                                                             --------------
                    Airlines (0.3%)
  641,600           Southwest Airlines Co. ...............       14,395,900
                                                             --------------
                    Banking (1.3%)
    9,000           Argentaria, Caja Postal y Banco
                    Hipotecario de Espana S.A.
                       (Spain) ...........................          233,070
  622,100           Bank of New York Co., Inc. ...........       25,039,525
    4,000           BankAmerica Corp. ....................          240,500
    5,000           BankBoston Corp. .....................          194,687
  410,000           Chase Manhattan Corp. (The) ..........       27,905,625
    9,500           Citigroup Inc. .......................          470,250
  203,000           Fifth Third Bancorp ..................       14,476,437
  191,900           First Union Corp. ....................       11,669,919
    5,000           Mellon Bank Corp. ....................          343,750
  112,000           Unicredito Italiano SpA (Italy) ......          664,309
   15,000           Wells Fargo & Co. ....................          599,062
                                                             --------------
                                                                 81,837,134
                                                             --------------
                    Biotechnology (3.1%)
  430,000           Amgen Inc.* ..........................       44,935,000
  228,000           Biogen, Inc.* ........................       18,895,500
   28,100           Genentech, Inc. (Special)* ...........        2,239,219
  561,000           Genzyme Corp. (General Division)*            27,874,687
  325,000           IDEC Pharmaceuticals Corp.* ..........       15,275,000
  295,000           Immunex Corp.* .......................       36,948,750
  250,000           MedImmune, Inc.* .....................       24,843,750
  288,000           PathoGenesis Corp.* ..................       16,416,000
                                                             --------------
                                                                187,427,906
                                                             --------------
                    Broadcasting (2.3%)
   14,000           CBS Corp. ............................          458,500
  589,000           Chancellor Media Corp.* ..............       28,161,562
1,050,500           Clear Channel Communications,
                       Inc.* .............................       57,252,250
  195,600           Infinity Broadcasting Corp.
                       (Class A)* ........................        5,354,550
    8,000           Jacor Communications, Inc.* ..........          515,000
  605,000           Tele-Communications Liberty
                       Media Group (Class A)* ............       27,867,812


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -----------------
    4,200           Univision Communications, Inc.
                       (Class A)* ........................   $      151,987
  539,500           USA Networks, Inc.* ..................       17,837,219
                                                             --------------
                                                                137,598,880
                                                             --------------
                    Cable Television (3.6%)
1,126,000           Comcast Corp. (Class A Special) ......       66,082,125
1,047,900           Cox Communications, Inc.
                       (Class A)* ........................       72,436,087
   14,000           MediaOne Group, Inc.* ................          658,000
1,279,000           Time Warner, Inc. ....................       79,377,937
                                                             --------------
                                                                218,554,149
                                                             --------------
                    Computer Hardware (7.1%)
1,770,000           Compaq Computer Corp. ................       74,229,375
  362,000           Dell Computer Corp.* .................       26,493,875
  250,000           Flextronics International Ltd.* ......       21,375,000
  180,900           Hewlett-Packard Co. ..................       12,357,731
  420,000           International Business Machines
                       Corp. .............................       77,595,000
  206,000           Jabil Circuit, Inc.* .................       15,372,750
  470,000           Sanmina Corp.* .......................       29,257,500
  547,000           SCI Systems, Inc.* ...................       31,589,250
  688,400           Solectron Corp.* .....................       63,978,175
  886,000           Sun Microsystems, Inc.* ..............       75,808,375
                                                             --------------
                                                                428,057,031
                                                             --------------

                    Computer Software (3.4%)
  200,000           Citrix Systems, Inc.* ................       19,400,000
  750,000           Compuware Corp.* .....................       58,546,875
    4,300           Great Plains Software, Inc.* .........          207,475
  219,000           Legato Systems, Inc.* ................       14,426,625
  700,000           Microsoft Corp.* .....................       96,993,750
    9,000           Platinum Technology, Inc.* ...........          172,687
  249,000           Veritas Software Corp.* ..............       14,893,312
                                                             --------------
                                                                204,640,724
                                                             --------------
                    Consumer Electronics/
                       Appliances (0.9%)
  285,000           Electronic Arts Inc.* ................       15,960,000
  631,000           Maytag Corp. .........................       39,279,750
                                                             --------------
                                                                 55,239,750
                                                             --------------
                    Consumer Sundries (2.3%)
  905,000           Anheuser-Busch Companies, Inc. .......       59,390,625
  242,500           Clorox Co. ...........................       28,327,031
    3,200           Colgate-Palmolive Co. ................          297,200
  235,000           Estee Lauder Companies, Inc.
                       (The) (Class A) ...................       20,092,500
    5,000           Groupe Danone (ADR) (France) .........          281,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1998, continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -----------------
    4,000           PepsiCo, Inc. .........................   $      163,750
  530,000           Philip Morris Companies, Inc. .........       28,355,000
    1,700           Procter & Gamble Co. ..................          155,231
                                                              --------------
                                                                 137,062,587
                                                              --------------
                    Consumer/Business Services (2.3%)
  432,900           Automatic Data Processing, Inc. .......       34,713,169
  400,000           Ceridian Corp.* .......................       27,925,000
  465,000           Computer Sciences Corp.* ..............       29,963,437
  347,800           Outdoor Systems, Inc.* ................       10,434,000
  693,200           Paychex, Inc. .........................       35,656,475
    3,000           Snyder Communications, Inc.* ..........          101,250
    5,500           Waste Management, Inc. ................          256,437
                                                              --------------
                                                                 139,049,768
                                                              --------------
                    Diversified Financial Services (1.1%)
  646,000           General Electric Co. ..................       65,932,375
                                                              --------------
                    Diversified Manufacturing (0.5%)
  260,500           United Technologies Corp. .............       28,329,375
                                                              --------------
                    Drug Store Chain (2.9%)
  887,500           CVS Corp. .............................       48,812,500
  266,600           Duane Reade, Inc.* ....................       10,264,100
1,528,000           Rite Aid Corp. ........................       75,731,500
  739,000           Walgreen Co. ..........................       43,277,687
                                                              --------------
                                                                 178,085,787
                                                              --------------
                    E.D.P. Peripherals (2.4%)
  910,000           EMC Corp.* ............................       77,350,000
1,675,000           Seagate Technology, Inc.* .............       50,668,750
1,150,000           Western Digital Corp.* ................       17,321,875
                                                              --------------
                                                                 145,340,625
                                                              --------------
                    Electronic Production
                       Equipment (3.2%)
1,805,000           Applied Materials, Inc.* ..............       77,050,937
  472,000           ASM Lithography Holding N.V.
                       (Netherlands)* .....................       14,396,000
  565,000           KLA-Tencor Corp.* .....................       24,506,875
  658,000           Novellus Systems, Inc.* ...............       32,488,750
1,000,000           Teradyne, Inc.* .......................       42,375,000
   42,000           Veeco Instruments Inc.* ...............        2,215,500
                                                              --------------
                                                                 193,033,062
                                                              --------------
                    Energy (0.9%)
       28           British Petroleum Co. P.L.C. (ADR)
                       (United Kingdom)* ..................            2,509
  460,000           Exxon Corp. ...........................       33,637,500
  267,500           Mobil Corp. ...........................       23,305,937
                                                              --------------
                                                                  56,945,946
                                                              --------------


    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -----------------
                    Farming/Seeds/Milling (0.0%)
    4,000           Delta & Pine Land Co. .................   $      148,000
                                                              --------------
                    Financial Services (8.3%)
    6,000           American Express Co. ..................          613,500
   25,000           Amvescap PLC (United Kingdom)                    192,995
  558,792           Associates First Capital Corp.
                       (Class A) ..........................       23,678,811
  206,500           Capital One Financial Corp. ...........       23,747,500
  268,200           CIT Group, Inc. (The) (Class A) .......        8,532,113
  495,500           E*TRADE Group, Inc.* ..................       23,164,625
    6,350           Edwards (A.G.), Inc. ..................          236,538
  706,500           Fannie Mae ............................       52,281,000
  325,900           Franklin Resources, Inc. ..............       10,428,800
  963,500           Freddie Mac ...........................       62,085,531
   10,000           Hambrecht & Quist Group* ..............          226,875
  389,100           Lehman Brothers Holdings, Inc. ........       17,144,719
  846,400           Merrill Lynch & Co., Inc. .............       56,497,200
  757,400           Paine Webber Group, Inc. ..............       29,254,575
1,117,500           Providian Financial Corp. .............       83,812,500
1,960,950           Schwab (CHARLES) Corp. ................      110,180,878
                                                              --------------
                                                                 502,078,160
                                                              --------------
                    Food Chains (2.4%)
1,343,800           Fred Meyer, Inc.* .....................       80,963,950
   12,000           Kroger Co.* ...........................          726,000
1,012,000           Safeway Inc.* .........................       61,668,750
                                                              --------------
                                                                 143,358,700
                                                              --------------
                    Forest Products (0.5%)
  456,100           Georgia-Pacific Corp. .................       26,710,356
1,855,000           Jefferson Smurfit Group PLC
                       (Ireland) ..........................        3,317,430
                                                              --------------
                                                                  30,027,786
                                                              --------------
                    Healthcare (0.9%)
  150,600           CIGNA Corp. ...........................       11,643,263
1,138,000           Health Management Associates,
                       Inc. (Class A)* ....................       24,609,250
   17,680           Total Renal Care Holdings, Inc.* ......          522,665
  235,000           Wellpoint Health Networks, Inc.* ......       20,445,000
                                                              --------------
                                                                  57,220,178
                                                              --------------
                    Insurance (3.3%)
    2,010           Aegon N.V. (ARS) (Netherlands) ........          245,723
  282,000           Aegon N.V. (Netherlands) ..............       34,599,202
  381,700           American General Corp. ................       29,772,600
  430,000           American International Group,
                       Inc. ...............................       41,548,750
    7,000           AON Corp. .............................          387,625

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1998, continued




    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               ---------------
  178,000           Axa (France)* ...........................   $   25,798,486
  285,000           Equitable Companies, Inc. ...............       16,494,375
  550,000           Hartford Financial Services
                       Group, Inc. (The) ....................       30,181,250
  271,500           Nationwide Financial Services,
                       Inc. (Class A) .......................       14,033,156
    5,000           ReliaStar Financial Corp. ...............          230,625
  620,000           Societa Assicuratrice Industriale
                       (SAI) (Italy)* .......................        7,471,237
    5,100           SunAmerica Inc. .........................          413,738
    1,500           Torchmark Corp. .........................           52,969
                                                                --------------
                                                                   201,229,736
                                                                --------------
                    Internet Services (4.4%)
  750,000           America Online, Inc.* ...................      108,562,500
  310,000           At Home Corp. (Series A)* ...............       22,823,750
  250,000           Inktomi Corp.* ..........................       32,484,375
  620,000           Intuit Inc.* ............................       44,950,000
   14,000           Lycos, Inc.* ............................          777,000
   10,000           Netscape Communications Corp.*                     602,500
    5,700           Ticketmaster Online-CitySearch, Inc.
                       (Class B)* ...........................          324,900
  243,000           Yahoo! Inc.* ............................       57,560,625
                                                                --------------
                                                                   268,085,650
                                                                --------------
                    Major Chemicals (0.0%)
    7,000           Du Pont (E.I.) de Nemours & Co.,
                       Inc. .................................          371,438
                                                                --------------
                    Major Pharmaceuticals (5.8%)
  205,000           ALZA Corp.* .............................       10,711,250
  414,000           American Home Products Corp. ............       23,313,375
  122,000           Bristol-Myers Squibb Co. ................       16,325,125
  529,000           Elan Corp. PLC (ADR) (Ireland)* .........       36,798,563
1,044,000           Forest Laboratories, Inc.* ..............       55,527,750
  570,000           Glaxo Wellcome PLC
                       (United Kingdom) .....................       19,519,087
  310,000           Lilly (Eli) & Co. .......................       27,551,250
  484,500           Pfizer, Inc. ............................       60,774,469
  340,000           Pharmacia & Upjohn, Inc. ................       19,252,500
  764,400           Schering-Plough Corp. ...................       42,233,100
  325,000           SmithKline Beecham PLC
                       (United Kingdom) .....................        4,520,607
  482,000           Warner-Lambert Co. ......................       36,240,375
                                                                --------------
                                                                   352,767,451
                                                                --------------
                    Media Conglomerates (0.8%)
    7,000           News Corp., Ltd. (ADR) (Australia) ......          185,063
    7,000           Seagram Co. Ltd. (Canada) ...............          266,000


    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               -------------------
  667,000           Viacom, Inc. (Class B)* .................   $   49,358,000
    7,500           Walt Disney Co. .........................          225,000
                                                                --------------
                                                                    50,034,063
                                                                --------------
                    Medical Equipment &
                       Supplies (2.0%)
  388,000           Bausch & Lomb Inc. ......................       23,280,000
   16,000           Becton, Dickinson & Co. .................          683,000
  380,000           Guidant Corp. ...........................       41,895,000
  705,000           Medtronic, Inc. .........................       52,346,250
    2,000           Sofamor Danek Group, Inc.* ..............          243,500
                                                                --------------
                                                                   118,447,750
                                                                --------------
                    Motor Vehicles (1.8%)
  961,000           Ford Motor Co. ..........................       56,398,688
  720,000           General Motors Corp. ....................       51,525,000
                                                                --------------
                                                                   107,923,688
                                                                --------------
                    Restaurants (0.8%)
   10,000           Brinker International, Inc.* ............          288,750
  237,000           McDonald's Corp. ........................       18,160,125
  360,000           Outback Steakhouse, Inc.* ...............       14,310,000
    6,000           Starbucks Corp.* ........................          335,625
  280,000           Tricon Global Restaurants, Inc.* ........       14,035,000
                                                                --------------
                                                                    47,129,500
                                                                --------------
                    Retail (8.4%)
  536,200           Abercrombie & Fitch Co.
                       (Class A)* ...........................       37,936,150
  179,000           Amazon.com, Inc.* .......................       57,492,563
1,463,800           Ann Taylor Stores Corp.* ................       57,728,613
    6,000           Barnes & Noble, Inc.* ...................          255,000
  490,000           Bed Bath & Beyond Inc.* .................       16,690,625
  622,000           Costco Companies, Inc.* .................       44,900,625
    7,500           Dollar Tree Stores, Inc.* ...............          327,188
   32,000           Family Dollar Stores, Inc. ..............          704,000
1,005,000           Gap, Inc. (The) .........................       56,531,250
1,137,000           Home Depot, Inc. (The) ..................       69,570,188
    6,800           Kmart Corp.* ............................          104,125
  246,000           Linens 'N Things, Inc.* .................        9,747,750
1,514,000           Lowe's Companies, Inc. ..................       77,497,875
  885,000           Wal-Mart Stores, Inc. ...................       72,072,188
  160,000           Williams-Sonoma, Inc.* ..................        6,450,000
                                                                --------------
                                                                   508,008,140
                                                                --------------
                    Semiconductors (7.1%)
  975,000           Altera Corp.* ...........................       59,231,250
  688,000           Analog Devices, Inc.* ...................       21,586,000
  467,500           Applied Micro Circuits Corp.* ...........       15,836,563
  615,000           Intel Corp. .............................       72,877,500
  375,000           Linear Technology Corp. .................       33,562,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1998, continued


  NUMBER OF
   SHARES                                                      VALUE
------------                                             ----------------
  780,000      Maxim Integrated Products, Inc.*          $  34,027,500
   90,000      Micrel, Inc.* .........................       4,950,000
1,175,500      Micron Technology, Inc.* ..............      59,436,219
  805,600      Texas Instruments Inc. ................      68,929,150
  940,000      Xilinx, Inc.* .........................      61,158,750
                                                         -------------
                                                           431,595,432
                                                         -------------
               Telecommunication
                  Equipment (5.1%)
   10,000      Alcatel (ADR) (France) ................         244,375
    1,300      Alcatel (France) ......................         159,107
  637,500      Ascend Communications, Inc.* ..........      41,915,625
  235,000      Broadcom Corp. (Class A)* .............      28,288,125
1,220,500      Cisco Systems, Inc.* ..................     113,277,656
  306,100      Lucent Technologies Inc. ..............      33,671,000
  903,000      Newbridge Networks Corp.
                  (Canada)* ..........................      27,428,625
  206,000      Nokia Corp. (ADR) (Class A)
                  (Finland) ..........................      24,810,125
  255,000      PMC - Sierra, Inc.* ...................      16,065,000
  480,000      RF Micro Devices, Inc.* ...............      22,050,000
   71,000      Xircom, Inc.* .........................       2,414,000
                                                         -------------
                                                           310,323,638
                                                         -------------
               Telecommunications (6.7%)
  720,000      Ameritech Corp. .......................      45,630,000
  967,000      AT&T Corp. ............................      72,766,750
  765,000      Bell Atlantic Corp. ...................      43,461,563
  930,000      BellSouth Corp. .......................      46,383,750
  975,000      MCI WorldCom, Inc.* ...................      69,956,250
  601,200      Sprint Corp. (FON Group) ..............      50,575,950
  252,500      Sprint PCS* ...........................       5,839,063
  927,800      US West, Inc. .........................      59,959,075
  360,000      Winstar Communications, Inc.* .........      14,017,500
                                                         -------------
                                                           408,589,901
                                                         -------------
               TOTAL COMMON STOCKS
               (Identified Cost $4,787,286,956) ......   5,866,457,885
                                                         -------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENTS (7.0%)
              U.S. GOVERNMENT AGENCIES (a) (6.9%)
$ 272,500     Federal Home Loan Mortgage
                 Corp. 4.50% due 01/04/99 .......   272,397,813
  150,000     Federal Home Loan Mortgage
                 Corp. 5.14% due 01/08/99 .......   149,850,083
                                                    -----------




 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                     VALUE
-----------                                              -----------------
              TOTAL U.S. GOVERNMENT AGENCIES
                 (Amortized Cost $422,247,896) .......   $  422,247,896
                                                         --------------
              REPURCHASE AGREEMENT (0.1%)
$  4,479      The Bank of New York 4.00%
                 due 01/04/99 (dated 12/31/98;
                 proceeds $4,481,451) (b)
                 (Identified Cost $4,479,460).........        4,479,460
                                                         --------------


TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $426,727,356) .........                     426,727,356
                                                             -----------
TOTAL INVESTMENTS
(Identified Cost $5,214,014,312) (c)           103.8%      6,293,185,241

LIABILITIES IN EXCESS OF OTHER
ASSETS .................................       ( 3.8)       (229,927,252)
                                               -----       -------------
NET ASSETS .............................       100.0%     $6,063,257,989
                                               =====      ==============

--------------------------------
 ADR   American Depository Receipt.
 ARS   American Regulatory Share.
  *    Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $4,521,710 U.S. Treasury Note 6.75% due 06/30/99 valued at $4,569,050.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,111,112,200 and the aggregate gross unrealized depreciation is $31,941,271, resulting in net unrealized appreciation of $1,079,170,929.


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1998



                                                      UNREALIZED
    CONTRACTS              IN           DELIVERY     APPRECIATION/
   TO DELIVER         EXCHANGE FOR        DATE       DEPRECIATION
----------------   -----------------   ----------   --------------
  $    4,534,755   GBP  2,722,759      01/08/99     $ (26,139)
  $   19,736,215   GBP 11,850,024      01/08/99      (113,760)
  GBP     26,946   $       44,878      01/08/99           259
                                                    ---------
   Net unrealized depreciation ................     $(139,640)
                                                    =========
 Currency Abbreviation:
 ----------------------
 GBP  British Pound.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998


ASSETS:
Investments in securities, at value
  (identified cost $5,214,014,312).................................  $6,293,185,241
Receivable for:
   Investments sold ...............................................      39,901,358
   Shares of beneficial interest sold .............................      17,359,866
   Dividends ......................................................       1,716,813
   Foreign withholding taxes reclaimed ............................         465,867
Prepaid expenses and other assets .................................         205,971
                                                                     --------------
   TOTAL ASSETS ...................................................   6,352,835,116
                                                                     --------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................     273,189,212
   Shares of beneficial interest repurchased ......................       5,641,729
   Dividends and distributions to shareholders ....................       4,237,837
   Plan of distribution fee .......................................       3,608,416
   Investment management fee ......................................       2,297,805
Accrued expenses and other payables ...............................         602,128
                                                                     --------------
   TOTAL LIABILITIES ..............................................     289,577,127
                                                                     --------------
   NET ASSETS .....................................................  $6,063,257,989
                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................  $4,848,284,549
Net unrealized appreciation .......................................   1,079,194,234
Accumulated net investment loss ...................................         (44,936)
Accumulated undistributed net realized gain .......................     135,824,142
                                                                     --------------
   NET ASSETS .....................................................  $6,063,257,989
                                                                     ==============
CLASS A SHARES:
Net Assets ........................................................    $116,893,865
Shares Outstanding (unlimited authorized, $.01 par value)..........       3,524,872
   NET ASSET VALUE PER SHARE ......................................          $33.16
                                                                             ======
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ...............          $35.00
                                                                             ======
CLASS B SHARES:
Net Assets ........................................................  $5,750,481,023
Shares Outstanding (unlimited authorized, $.01 par value) .........     175,055,357
   NET ASSET VALUE PER SHARE ......................................          $32.85
                                                                             ======
CLASS C SHARES:
Net Assets ........................................................     $60,861,444
Shares Outstanding (unlimited authorized, $.01 par value) .........       1,858,983
   NET ASSET VALUE PER SHARE ......................................          $32.74
                                                                             ======
CLASS D SHARES:
Net Assets ........................................................    $135,021,657
Shares Outstanding (unlimited authorized, $.01 par value) .........       4,053,894
   NET ASSET VALUE PER SHARE ......................................          $33.31
                                                                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended December 31, 1998


NET INVESTMENT LOSS:
INCOME
Interest .............................................................  $   33,556,385
Dividends (net of $604,412, foreign withholding tax)..................      29,485,237
                                                                        --------------
   TOTAL INCOME ......................................................      63,041,622
                                                                        --------------
EXPENSES
Plan of distribution fee (Class A shares) ............................         138,389
Plan of distribution fee (Class B shares) ............................      36,879,912
Plan of distribution fee (Class C shares) ............................         301,162
Investment management fee ............................................      23,716,700
Transfer agent fees and expenses .....................................       4,747,072
Registration fees ....................................................         541,392
Custodian fees .......................................................         348,885
Shareholder reports and notices ......................................         296,808
Professional fees ....................................................          56,955
Trustees' fees and expenses ..........................................          19,310
Other ................................................................          62,626
                                                                        --------------
  TOTAL EXPENSES .....................................................      67,109,211
                                                                        --------------
  NET INVESTMENT LOSS ................................................      (4,067,589)
                                                                        --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
   Investments .......................................................     821,020,621
   Foreign exchange transactions .....................................           4,518
                                                                        --------------
  NET GAIN ...........................................................     821,025,139
                                                                        --------------
Net change in unrealized appreciation/depreciation on:
   Investments .......................................................     554,955,558
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................          23,145
                                                                        --------------
  NET APPRECIATION ...................................................     554,978,703
                                                                        --------------
  NET GAIN ...........................................................   1,376,003,842
                                                                        --------------
NET INCREASE .........................................................  $1,371,936,253
                                                                        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                            FOR THE YEAR         FOR THE YEAR
                                                               ENDED                ENDED
                                                         DECEMBER 31, 1998    DECEMBER 31, 1997*
                                                        -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................    $   (4,067,589)      $  (11,954,379)
Net realized gain ....................................       821,025,139          738,335,473
Net change in unrealized appreciation ................       554,978,703          251,384,827
                                                          --------------       --------------
  NET INCREASE .......................................     1,371,936,253          977,765,921
                                                          --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET REALIZED GAIN:
Class A shares .......................................       (13,723,199)          (1,747,209)
Class B shares .......................................      (795,828,381)        (680,450,520)
Class C shares .......................................        (7,103,483)          (1,454,608)
Class D shares .......................................       (17,168,974)          (6,581,680)
                                                          --------------       --------------
  TOTAL DISTRIBUTIONS ................................      (833,824,037)        (690,234,017)
                                                          --------------       --------------
Net increase from transactions in shares of beneficial
  interest ...........................................     1,369,254,273          769,509,113
                                                          --------------       --------------
  NET INCREASE .......................................     1,907,366,489        1,057,041,017
NET ASSETS:
Beginning of period ..................................     4,155,891,500        3,098,850,483
                                                          --------------       --------------
  END OF PERIOD
   (Including accumulated net investment losses of
   $44,936 and $42,030, respectively).................    $6,063,257,989       $4,155,891,500
                                                          ==============       ==============

---------------------
*   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter American Value Fund (the "Fund"), formerly Dean Witter American Value Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), designated as Class B shares. The Old Shares have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.


E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion and 0.45% of the portion of daily net assets in excess of $3.5 billion but not exceeding $4.5 billion. Effective May 1, 1998, the Agreement was amended to reduce the annual rate to 0.425% of the portion of daily net assets in excess of $4.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for
(1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $83,296,669 at December 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for year ended December 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $929, $4,656,751 and $36,715, respectively and received $488,168 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1998, aggregated $15,240,752,037 and $14,710,008,819, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,695,231,351 and $2,089,737,989, respectively.

For the year ended December 31, 1998, the Fund incurred $1,418,553 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At December 31, 1998, the Fund's payable for investments purchased and receivables for investments sold included unsettled trades with DWR of $107,612,218 and $9,622,953, respectively.

For the year ended December 31, 1998, the Fund incurred brokerage commissions of $3,091,548 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $7,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,003. At December 31, 1998, the Fund had an accrued pension liability of $44,873 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                 FOR THE YEAR                       FOR THE YEAR
                                                                    ENDED                              ENDED
                                                              DECEMBER 31, 1998                 DECEMBER 31, 1997+*
                                                      ---------------------------------- ----------------------------------
                                                           SHARES            AMOUNT           SHARES            AMOUNT
                                                      ---------------- ----------------- ---------------- -----------------
CLASS A SHARES
Sold ..............................................        3,040,045    $   98,844,494          539,039    $   17,439,944
Reinvestment of distributions .....................          442,608        13,534,616           57,321         1,665,172
Redeemed ..........................................         (493,155)      (16,123,421)         (60,986)       (2,023,896)
                                                         -----------    --------------      -----------    --------------
Net increase - Class A ............................        2,989,498        96,255,689          535,374        17,081,220
                                                         -----------    --------------      -----------    --------------
CLASS B SHARES
Sold ..............................................       41,693,951     1,350,536,686       26,893,089       818,085,006
Reinvestment of distributions .....................       24,515,681       750,904,568       22,224,675       644,669,591
Redeemed ..........................................      (29,339,840)     (949,807,859)     (24,498,814)     (739,128,498)
                                                         -----------    --------------      -----------    --------------
Net increase - Class B ............................       36,869,792     1,151,633,395       24,618,950       723,626,099
                                                         -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ..............................................        1,645,951        53,383,964          387,776        12,691,589
Reinvestment of distributions .....................          225,932         6,841,485           46,319         1,340,948
Redeemed ..........................................         (426,767)      (13,856,699)         (20,228)         (667,646)
                                                         -----------    --------------      -----------    --------------
Net increase - Class C ............................        1,445,116        46,368,750          413,867        13,364,891
                                                         -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ..............................................        1,603,145        52,338,697          332,349        10,839,979
Reinvestment of distributions .....................          512,115        15,767,494          208,632         6,067,022
Shares issued in connection with the acquisition of
 Retirement American Value ........................        1,423,395        44,485,158           --                --
Redeemed ..........................................       (1,164,596)      (37,594,910)         (45,049)       (1,470,098)
                                                         -----------    --------------      -----------    --------------
Net increase - Class D ............................        2,374,059        74,996,439          495,932        15,436,903
                                                         -----------    --------------      -----------    --------------
Net increase in Fund ..............................       43,678,465    $1,369,254,273       26,064,123    $  769,509,113
                                                         ===========    ==============      ===========    ==============

---------------
+ On July 28, 1997 1,183,904 shares representing $37,731,024 were transferred to Class D.

* For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.


6. FEDERAL INCOME TAX STATUS


As of December 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $4,064,701, paid-in-capital was credited $18 and accumulated net investment loss was credited $4,064,683.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At December 31, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.


8. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- AMERICAN VALUE SERIES

On September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- American Value Series ("Retirement American") pursuant to a plan of reorganization approved by the shareholders of Retirement American on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,423,395 Class D shares of the Fund at a net asset value of $31.24 per share for 3,765,186 shares of Retirement American. The net assets of the Fund and Retirement American immediately before the acquisition were $4,748,265,432, and $44,485,158, respectively, including unrealized appreciation of $3,189,940 for Retirement American. Immediately after the acquisition, the combined assets of the Fund amounted to $4,792,750,590.


9. ACQUISITION OF MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND

On October 29, 1998, the Trustees of the Fund and of Morgan Stanley Dean Witter Capital Appreciation Fund ("Capital Appreciation") approved a reorganization plan ("the Plan") whereby Capital Appreciation would be merged into the Fund. The Plan is subject to the consent of Capital Appreciation's shareholders. If approved, the assets of Capital Appreciation would be combined with the assets of the Fund and shareholders of Capital Appreciation would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Capital Appreciation.

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                               1998 ++        1997*++       1996        1995        1994
                                                         ------------------ ----------- ----------- ----------- -----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $29.51          $27.01        $27.16     $21.21      $23.10
                                                              -------         -------       -------    -------     -------
Income (loss) from investment operations:
 Net investment income (loss) ..........................        (0.03)          (0.10)        (0.08)      0.01          --
 Net realized and unrealized gain (loss) ...............         8.66            8.34          2.86       8.87       (1.57)
                                                              -------         -------       -------    -------     -------
Total income (loss) from investment operations .........         8.63            8.24          2.78       8.88       (1.57)
                                                              -------         -------       -------    -------     -------
Less dividends and distributions from:
 Net investment income .................................           --              --         (0.01)        --          --
 Net realized gain .....................................        (5.29)          (5.74)        (2.92)     (2.93)      (0.32)
                                                              -------         -------       -------    -------     -------
Total dividends and distributions ......................        (5.29)          (5.74)        (2.93)     (2.93)      (0.32)
                                                              -------         -------       -------    -------     -------
Net asset value, end of period .........................       $32.85          $29.51        $27.01     $27.16       $21.21
                                                              =======         =======       =======    =======     =======
TOTAL RETURN+ ..........................................        31.07 %         31.55 %       10.53 %    42.20 %     (6.75)%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.39 %(1)       1.46 %        1.53 %     1.61 %      1.71 %
Net investment income (loss) ...........................        (0.10)%(1)      (0.34)%       (0.33)%     0.06 %      0.01 %

SUPPLEMENTAL DATA:
Net assets, end of period, in millions .................       $5,750          $4,078         $3,099    $2,389      $1,490
Portfolio turnover rate ................................          321 %           275 %          279%      256 %       295 %

-------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
FINANCIAL HIGHLIGHTS, continued


                                                                              FOR THE PERIOD
                                                          FOR THE YEAR        JULY 28, 1997*
                                                             ENDED                THROUGH
                                                       DECEMBER 31, 1998     DECEMBER 31, 1997
                                                      -------------------   ------------------
CLASS A SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $29.59                $31.87
                                                             ------                ------
Income from investment operations:
 Net investment income ............................            0.15                  0.05
 Net realized and unrealized gain .................            8.71                  2.32
                                                             ------                ------
Total income from investment operations ...........            8.86                  2.37
                                                             ------                ------
 Less distributions from net realized gain.........           (5.29)                (4.65)
                                                             ------                ------
Net asset value, end of period ....................          $33.16                $29.59
                                                             ======                ======
TOTAL RETURN+ .....................................           31.78 %                7.70 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            0.86 %(3)             0.92 %(2)
Net investment income .............................            0.43 %(3)             0.38 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $116,894               $15,844
Portfolio turnover rate ...........................             321 %                 275 %

CLASS C SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $29.49                $31.87
                                                             ------                ------
Income from investment operations:
 Net investment loss ..............................           (0.10)                (0.05)
 Net realized and unrealized gain .................            8.64                  2.32
                                                             ------                ------
Total income from investment operations ...........            8.54                  2.27
                                                             ------                ------
Less distributions from net realized gain..........           (5.29)                (4.65)
                                                             ------                ------
Net asset value, end of period ....................          $32.74                $29.49
                                                             ======                ======
TOTAL RETURN+ .....................................           30.78 %                7.39 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            1.61 %(3)             1.66 %(2)
Net investment loss ...............................           (0.32)%(3)            (0.36)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $60,861               $12,204
Portfolio turnover rate ...........................             321 %                 275 %

--------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
FINANCIAL HIGHLIGHTS, continued


                                                                              FOR THE PERIOD
                                                          FOR THE YEAR        JULY 28, 1997*
                                                             ENDED                THROUGH
                                                       DECEMBER 31, 1998     DECEMBER 31, 1997
                                                      -------------------   ------------------
CLASS D SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $29.63               $31.87
                                                             ------               ------
Income from investment operations:
 Net investment income ............................            0.24                 0.07
 Net realized and unrealized gain .................            8.73                 2.34
                                                             ------               ------
Total income from investment operations ...........            8.97                 2.41
                                                             ------               ------
Less distributions from net realized gain..........          ( 5.29)              ( 4.65)
                                                             ------               ------
Net asset value, end of period ....................          $33.31               $29.63
                                                             ======               ======
TOTAL RETURN+ .....................................           32.12%                7.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            0.61%(3)             0.64%(2)
Net investment income .............................            0.68%(3)             0.50%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $135,022              $49,772
Portfolio turnover rate ...........................             321%                 275%

--------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter American Value Fund (the "Fund"), formerly Dean Witter American Value Fund, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 5, 1999

--------------------------------------------------------------------------------
                            1998 FEDERAL TAX NOTICE

      During the year ended December 31, 1998, the Fund paid to its shareholders $2.75 per share from long-term capital gains. For such period, 4.66% of the income paid qualified for the dividends received deduction available to corporations.
--------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048





This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




MORGAN STANLEY
DEAN WITTER
AMERICAN
VALUE FUND

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31,1998